Borrowings (Details) ¥ in Millions			12 Months Ended
	Sep. 27, 2022 USD ($)	Sep. 27, 2022 JPY (¥)	Mar. 31, 2025 USD ($) ft²	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2025 JPY (¥) ft²	Sep. 22, 2023	Mar. 31, 2023 JPY (¥)
Borrowings [Line Items]
Aggregate credit line	$ 61,300,000	¥ 8,150.0
Interest rate	0.70%	0.70%
Aggregate borrowed amount						$ 61,300,000	¥ 8,150.0
Net outstanding balance			$ 2,300,000			60,600,000		¥ 340.1		¥ 8,100.0
Unamortized loan service						643,438				¥ 85.6
Maturity date			Apr. 30, 2026					Apr. 30, 2026	Mar. 29, 2024
Bears interest rate, percentage			1.20%					1.20%	1.20%
Repayment of debt (in Yen) | ¥					¥ 300.0
Outstanding balance loan			$ 52,200,000					¥ 7,850.0
Interest rate, description			The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).
Piece of land (in Square Feet) | ft²			16,165					16,165
Interest expenses | $			$ 1,566,950	$ 1,588,395		$ 2,388,870
Weighted average interest rates			1.69%	1.19%	1.19%	1.49%		1.69%		1.49%